Putnam Investments
100 Federal Street
Boston, MA 02110
February 25, 2019

VIA EDGAR

Jaea Hahn, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam VT Global Equity Fund (the “Fund”), a series of Putnam Variable Trust (the “Trust”)
(Investment Company Act File No. 811-05346 )—Registration Statement on Form N-14

Dear Ms. Hahn:

Enclosed for filing on behalf of Putnam VT Global Equity Fund (the “Fund”), is a registration statement on Form N-14 (the “Registration Statement”) for the Trust. The Registration Statement relates to the merger of Putnam VT Global Utilities Fund into the Fund.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective on March 27, 2019, pursuant to Rule 488 under the Securities Act of 1933, as amended.

I may be reached at 1-617-760-0044, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Caitlin E. Robinson
Caitlin E. Robinson

Enclosure

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments